5. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales	R$ 33,469.4	R$ 33,732.9	R$ 32,196.6
ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	6,696.8	6,226.5	6,358.3
In-natura | ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	5,591.6	5,584.2	5,922.2
Poultry [Member] | ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	5,557.2	5,542.1	5,886.8
Processed foods | ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	909.7	642.3	436.2
Other sales | ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	195.5
Other | ONE FOODS [Member]
Disclosure of operating segments [line items]
Net sales	34.4	42.1	35.3
Other segments [Member]
Disclosure of operating segments [line items]
Net sales	1,225.3	1,297.1	782.0
Other segments [Member] | Ingredients [Member]
Disclosure of operating segments [line items]
Net sales	269.2
Other segments [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	956.1	1,297.1	782.0
Brazil [Member]
Disclosure of operating segments [line items]
Net sales	15,188.6	14,808.1	15,255.5
Brazil [Member] | In-natura
Disclosure of operating segments [line items]
Net sales	3,489.9	3,109.0	2,997.9
Brazil [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	2,697.5	2,410.3	2,265.0
Brazil [Member] | Pork and other
Disclosure of operating segments [line items]
Net sales	792.4	698.7	732.9
Brazil [Member] | Processed foods
Disclosure of operating segments [line items]
Net sales	11,681.6	11,600.8	12,206.5
Brazil [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	17.1	98.3	51.1
INTERNATIONAL [Member]
Disclosure of operating segments [line items]
Net sales	8,497.1	9,636.4	7,915.1
INTERNATIONAL [Member] | In-natura
Disclosure of operating segments [line items]
Net sales	5,531.7	6,547.6	5,738.2
INTERNATIONAL [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	4,255.4	5,063.5	4,378.7
INTERNATIONAL [Member] | Pork and other
Disclosure of operating segments [line items]
Net sales	1,276.3	1,484.1	1,359.5
INTERNATIONAL [Member] | Processed foods
Disclosure of operating segments [line items]
Net sales	2,728.2	2,867.4	2,175.4
INTERNATIONAL [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	237.2	221.4	1.5
SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Net sales	1,861.6	1,764.8	1,885.8
SOUTHERN CONE [Member] | In-natura
Disclosure of operating segments [line items]
Net sales	395.2	383.0	564.9
SOUTHERN CONE [Member] | Poultry [Member]
Disclosure of operating segments [line items]
Net sales	195.8	230.2	290.3
SOUTHERN CONE [Member] | Pork and other
Disclosure of operating segments [line items]
Net sales	199.4	152.8	274.6
SOUTHERN CONE [Member] | Processed foods
Disclosure of operating segments [line items]
Net sales	1,408.8	1,348.0	1,271.1
SOUTHERN CONE [Member] | Other sales
Disclosure of operating segments [line items]
Net sales	R$ 57.6	R$ 33.8	R$ 49.8